Other (Income)/Deductions - Net - Footnotes - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	$ 2,770	$ 3,100	$ 337
In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	131
In Process Research and Development [Member] | Multi-Antigen Vaccine For Spinal Fusion Surgery [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		117
AM Pharma BV [Member]
Schedule of Intangible Assets [Line Items]
Impairment of investment			43
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	2,639		20
Developed Technology Rights [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments			127
Developed Technology Rights [Member] | Hospira [Member] | Sterile Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments			124
Developed Technology Rights [Member] | Hospira [Member] | Generic Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments			26
Developed Technology Rights [Member] | NextWave [Member] | Treatment Of Attention Hyperactivity Disorder [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments			$ 39
Developed Technology Rights [Member] | Biopharma Segment [Member] | Anacor [Member] | Eucrisa [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	2,600
Developed Technology Rights [Member] | Biopharma Segment [Member] | Anacor [Member] | Treatment For Toenail Fungus [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	10
Developed Technology Rights [Member] | Operating Segments [Member] | Biopharma Segment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	40
Developed Technology Rights [Member] | Operating Segments [Member] | Biopharma Segment [Member] | Anacor [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		31
Developed Technology Rights [Member] | Operating Segments [Member] | Biopharma Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		2,600
Licensing Agreements [Member] | Operating Segments [Member] | Biopharma Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		242
In Process Research and Development [Member] | InnoPharma [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	10	17
In Process Research and Development [Member] | Biopharma Segment [Member] | AstraZeneca [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	31
In Process Research and Development [Member] | Operating Segments [Member] | Biopharma Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		$ 80
Pfizer's Worldwide Research, Development And Medical [Member] | In Process Research and Development [Member] | Gene Therapies [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	$ 90